Related Parties Disclosure - Schedule of Subsidiary/Parent Ownership Interest (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
WISeKey Semiconductors SAS | SEALS Corp
Related Party Transaction [Line Items]
Country of incorporation	France
Year of incorporation	2010
Share capital	$ 1,473,162
% ownership	100.00%	100.00%
Nature of business	Chip manufacturing, sales & distribution
WISeKey IoT Japan KK
Related Party Transaction [Line Items]
Country of incorporation		Japan	Japan	Japan
Year of incorporation		2017	2017	2017
Share capital		$ 1,000,000	$ 1,000,000	$ 1,000,000
% ownership		100.00%	100.00%	100.00%
Nature of business		Sales & distribution	Sales & distribution	Sales & distribution
WISeKey IoT Japan KK | SEALS Corp
Related Party Transaction [Line Items]
Country of incorporation	Japan
Year of incorporation	2017
Share capital	$ 1,000,000
% ownership	100.00%	100.00%
Nature of business	Sales & distribution
WISeKey IoT Taiwan
Related Party Transaction [Line Items]
Country of incorporation		Taiwan	Taiwan	Taiwan
Year of incorporation		2017	2017	2017
Share capital		$ 100,000	$ 100,000	$ 100,000
% ownership		100.00%	100.00%	100.00%
Nature of business		Sales & distribution	Sales & distribution	Sales & distribution
WISeKey IoT Taiwan | SEALS Corp
Related Party Transaction [Line Items]
Country of incorporation	Taiwan
Year of incorporation	2017
Share capital	$ 100,000
% ownership	100.00%	100.00%
Nature of business	Sales & distribution
WISeCoin France R&D Lab SAS
Related Party Transaction [Line Items]
Country of incorporation				France
Year of incorporation				2019
Share capital				$ 10,000
% ownership				100.00%
Nature of business				Research & development